LOGO: ZURICH LIFE
2002 Semi-Annual Report Kemper Select
Includes Scudder Variable Series II Semi-Annual Reports: Scudder Money Market Scudder Total Return Scudder High Yield Scudder Growth Scudder Government Securities

LOGO: ZURICH LIFE

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